Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	May 04, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015
C000013069
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 12,896	$ 12,833	$ 13,069	$ 12,838	$ 13,042	$ 12,858	$ 12,737	$ 12,599	$ 12,355	$ 12,281	$ 12,436	$ 12,362	$ 12,304	$ 12,247	$ 11,831	$ 11,028	$ 11,283	$ 11,687	$ 11,823	$ 11,798	$ 11,611	$ 11,688	$ 11,619	$ 11,463	$ 11,784	$ 11,370	$ 11,446	$ 10,863	$ 11,040	$ 11,614	$ 11,862	$ 11,557	$ 11,845	$ 11,781	$ 12,152	$ 12,537	$ 12,643	$ 12,959	$ 12,926	$ 12,812	$ 12,835	$ 12,940	$ 12,991	$ 12,891	$ 12,804	$ 12,704	$ 12,550	$ 12,490	$ 12,645	$ 12,476	$ 12,320	$ 12,070	$ 12,076	$ 12,094	$ 12,112	$ 11,879	$ 11,580	$ 11,230	$ 11,564	$ 12,459	$ 12,240	$ 12,010	$ 11,970	$ 11,943	$ 11,943	$ 12,020	$ 11,788	$ 11,699	$ 11,647	$ 11,430	$ 11,378	$ 11,149	$ 11,072	$ 10,986	$ 10,864	$ 10,780	$ 10,894	$ 10,934	$ 10,912	$ 10,888	$ 10,830	$ 10,699	$ 10,727	$ 10,669	$ 10,719	$ 10,829	$ 10,712	$ 10,691	$ 10,658	$ 10,637	$ 10,521	$ 10,440	$ 10,454	$ 10,245	$ 10,165	$ 10,121	$ 10,053	$ 10,031	$ 9,940	$ 10,378	$ 10,518	$ 10,590	$ 10,545	$ 10,545	$ 10,319	$ 10,230	$ 10,118	$ 10,017	$ 10,028	$ 9,917	$ 9,785	$ 9,687	$ 9,643	$ 9,567	$ 9,546	$ 9,468	$ 9,490		$ 9,524	$ 9,589	$ 9,535	$ 10,000
C000013071
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 12,565	12,317	12,558	12,344	12,536	12,372	12,273	12,156	11,929	11,863	12,003	11,953	11,903	11,854	11,460	10,676	10,939	11,325	11,479	11,447	11,292	11,368	11,305	11,166	11,484	11,073	11,164	10,604	10,770	11,357	11,598	11,301	11,601	11,543	11,917	12,292	12,414	12,730	12,706	12,595	12,630	12,738	12,803	12,706	12,624	12,543	12,403	12,350	12,511	12,355	12,198	11,955	11,971	12,001	12,017	11,791	11,509	11,170	11,511	12,415	12,204	11,966	11,947	11,927	11,923	12,016	11,790	11,703	11,657	11,460	11,399	11,189	11,114	11,030	10,922	10,839	10,960	11,013	10,999	10,983	10,929	10,795	10,848	10,782	10,832	10,962	10,844	10,830	10,804	10,790	10,685	10,606	10,618	10,423	10,358	10,305	10,251	10,223	10,145	10,599	10,751	10,827	10,786	10,797	10,568	10,492	10,377	10,287	10,295	10,182	10,056	9,969	9,930	9,854	9,839	9,761	9,795		9,829	9,910	9,859	10,000
C000048637
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,367,644	1,359,371	1,385,755	1,360,979	1,382,273	1,362,581	1,349,407	1,334,568	1,308,460	1,300,378	1,316,444	1,308,428	1,302,016	1,295,675	1,251,457	1,164,800	1,193,102	1,235,430	1,249,534	1,245,064	1,226,638	1,232,930	1,226,926	1,210,204	1,243,844	1,198,440	1,207,712	1,146,074	1,162,935	1,224,632	1,250,415	1,218,054	1,248,097	1,241,127	1,279,865	1,320,154	1,331,056	1,363,968	1,360,230	1,347,887	1,350,037	1,360,813	1,365,871	1,355,058	1,344,202	1,334,896	1,318,485	1,311,933	1,327,933	1,309,898	1,293,197	1,266,781	1,267,075	1,268,755	1,270,406	1,244,266	1,214,139	1,177,211	1,211,882	1,305,305	1,282,196	1,257,810	1,253,398	1,250,350	1,250,073	1,257,855	1,232,060	1,223,771	1,216,806	1,195,252	1,188,234	1,165,415	1,157,118	1,147,845	1,134,925	1,125,878	1,136,293	1,141,440	1,138,950	1,136,232	1,129,893	1,116,001	1,118,672	1,112,419	1,116,147	1,128,581	1,114,946	1,113,794	1,110,155	1,107,695	1,095,379	1,086,790	1,086,764	1,066,057	1,057,540	1,052,700	1,045,394	1,042,878	1,033,259	1,078,480	1,092,828	1,098,824	1,095,106	1,094,907	1,071,228	1,061,807	1,048,837	1,039,314	1,040,149	1,028,508	1,014,536	1,004,224	999,500	991,425	989,018	979,599	982,826		986,062	992,582	985,737	1,000,000
C000231374
Account Value [Line Items]
Line Graph and Table Measure Name	Class W
Account Value	$ 13,866	13,793	14,056	13,783	13,994	13,806	13,667	13,511	13,242	13,155	13,296	13,226	13,157	13,087	12,636	11,757	12,037	12,443	12,596	12,546	12,356	12,414	12,334	12,176	12,495	12,048	12,137	11,513	11,677	12,292	12,546	12,217	12,513	12,438	12,822	13,220	13,325	13,650	13,622	13,480	13,500	13,608	13,659	13,550	13,442	13,349	13,185	13,119	13,279	13,099	12,932	12,668	12,671	12,687	12,704	12,442	12,141	11,772	12,119	13,053	12,822	12,578	12,534	12,503	12,500	12,578	12,320	12,238	12,168	11,952	11,882	11,654	11,571	11,478	11,349	11,259	11,363	11,414	11,390	11,362	11,299	11,160	11,187	11,124	11,162	11,286	11,150	11,138	11,102	11,077	10,954	10,868	10,868	10,661	10,576	10,527	10,454	10,429	10,333	10,785	10,928	10,988	10,951	10,949	10,712	10,618	10,488	10,393	10,402	10,285	10,146	10,042	9,995	9,914	9,890	9,796	9,828		9,861	9,926	9,857	10,000
C000154967
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 11,644	11,588	11,697	11,558	11,711	11,602	11,452	11,357	11,207	11,280	11,375	11,405	11,365	11,415	11,192	10,706	10,746	11,004	11,086	11,072	10,992	11,086	11,103	10,938	11,126	10,877	10,847	10,473	10,550	10,778	10,911	10,730	10,803	10,699	10,890	11,124	11,167	11,402	11,396	11,345	11,379	11,454	11,477	11,416	11,396	11,377	11,294	11,264	11,380	11,298	11,216	11,101	11,113	11,143	11,164	11,028	10,913	10,643	10,712	10,997	10,922	10,806	10,782	10,769	10,755	10,802	10,726	10,670	10,634	10,527	10,511	10,436	10,379	10,303	10,217	10,152	10,179	10,216	10,214	10,182	10,169	10,107	10,124	10,123	10,150	10,228	10,177	10,256	10,256	10,314	10,254	10,194	10,233	10,123	10,053	10,034	9,974	9,926	9,857	10,162	10,222	10,251	10,251	10,232	10,124	10,144	10,084	10,084	10,073	9,947	9,911	9,888	9,849	9,789	9,779	9,710		$ 9,694
C000154968
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,347	11,141	11,253	11,126	11,281	11,183	11,045	10,960	10,822	10,900	10,998	11,034	11,002	11,058	10,848	10,383	10,429	10,686	10,773	10,766	10,695	10,793	10,817	10,662	10,851	10,616	10,593	10,234	10,315	10,545	10,683	10,512	10,590	10,494	10,699	10,925	10,974	11,212	11,213	11,180	11,210	11,292	11,322	11,269	11,266	11,243	11,169	11,146	11,267	11,183	11,119	11,012	11,030	11,068	11,095	10,967	10,859	10,587	10,672	10,963	10,885	10,786	10,769	10,762	10,755	10,809	10,740	10,691	10,661	10,561	10,551	10,482	10,431	10,361	10,281	10,222	10,256	10,300	10,304	10,278	10,272	10,205	10,239	10,244	10,277	10,363	10,319	10,405	10,411	10,477	10,422	10,368	10,413	10,309	10,244	10,230	10,175	10,133	10,070	10,388	10,455	10,491	10,489	10,486	10,381	10,408	10,354	10,360	10,355	10,233	10,213	10,193	10,159	10,093	10,090	10,020		10,000
C000154969
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,236,165	1,228,263	1,239,561	1,224,573	1,240,532	1,228,786	1,212,656	1,202,301	1,186,220	1,193,664	1,203,418	1,206,373	1,201,839	1,206,925	1,183,067	1,131,537	1,136,670	1,162,514	1,170,947	1,169,178	1,160,539	1,170,147	1,171,763	1,154,027	1,173,623	1,147,205	1,143,774	1,104,169	1,111,973	1,135,782	1,149,574	1,130,251	1,137,711	1,126,474	1,147,476	1,171,839	1,175,056	1,199,467	1,198,542	1,194,074	1,196,286	1,203,946	1,206,115	1,199,462	1,198,220	1,194,792	1,186,964	1,182,496	1,194,410	1,185,594	1,176,694	1,164,410	1,165,393	1,168,393	1,170,264	1,155,818	1,143,490	1,114,962	1,121,958	1,151,568	1,143,475	1,132,180	1,128,405	1,126,726	1,125,026	1,129,689	1,121,540	1,115,486	1,111,502	1,101,172	1,098,226	1,090,118	1,083,969	1,075,798	1,066,672	1,059,651	1,062,216	1,065,912	1,065,438	1,061,879	1,060,342	1,053,659	1,056,261	1,054,831	1,057,430	1,065,356	1,059,859	1,067,819	1,067,546	1,073,383	1,066,913	1,060,441	1,064,216	1,052,638	1,045,150	1,042,891	1,036,463	1,031,268	1,023,933	1,055,327	1,061,317	1,064,137	1,063,951	1,061,717	1,050,294	1,052,116	1,045,764	1,045,534	1,044,187	1,030,897	1,027,907	1,024,312	1,020,011	1,013,603	1,011,426	1,004,041		1,000,000
C000081348
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 11,842	11,769	11,935	11,732	11,955	11,811	11,687	11,582	11,371	11,477	11,620	11,630	11,611	11,669	11,323	10,535	10,696	11,073	11,224	11,190	11,108	11,223	11,235	11,007	11,248	10,902	10,888	10,343	10,422	10,777	10,987	10,716	10,862	10,739	11,032	11,397	11,463	11,801	11,788	11,711	11,742	11,854	11,894	11,810	11,787	11,755	11,652	11,604	11,785	11,700	11,632	11,466	11,495	11,506	11,544	11,369	11,256	10,897	11,047	11,425	11,294	11,095	11,070	11,053	11,045	11,132	10,994	10,917	10,873	10,717	10,682	10,561	10,500	10,406	10,287	10,184	10,237	10,306	10,291	10,259	10,268	10,159	10,202	10,162	10,214	10,393	10,269	10,339	10,325	10,394	10,296	10,232	10,276	10,087	9,980	9,940	9,866	9,819	9,656	10,181	10,318	10,364	10,345	10,358	10,150	10,139	10,046	9,985	9,987	9,827	9,721	9,648	9,614	9,507	9,482	9,384	9,407		9,466	9,557	9,492	10,000
C000081349
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,529	11,291	11,458	11,270	11,501	11,360	11,247	11,153	10,957	11,066	11,211	11,228	11,226	11,280	10,952	10,195	10,358	10,739	10,893	10,866	10,794	10,913	10,922	10,716	10,947	10,626	10,619	10,085	10,169	10,531	10,743	10,475	10,634	10,511	10,814	11,179	11,241	11,581	11,584	11,515	11,554	11,662	11,718	11,633	11,626	11,594	11,499	11,459	11,645	11,577	11,508	11,359	11,387	11,414	11,450	11,284	11,187	10,837	10,992	11,376	11,244	11,061	11,034	11,024	11,023	11,117	10,986	10,916	10,879	10,738	10,709	10,586	10,540	10,452	10,330	10,233	10,302	10,369	10,360	10,343	10,359	10,255	10,296	10,262	10,321	10,508	10,399	10,475	10,468	10,536	10,452	10,385	10,436	10,250	10,147	10,113	10,044	10,011	9,851	10,384	10,531	10,585	10,572	10,601	10,385	10,381	10,292	10,236	10,245	10,087	9,985	9,924	9,887	9,783	9,763	9,669	9,698		9,774	9,866	9,805	10,000
C000081350
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,255,357	1,247,001	1,264,326	1,242,591	1,265,969	1,250,413	1,237,011	1,225,643	1,203,099	1,214,028	1,228,893	1,229,680	1,227,489	1,233,386	1,196,488	1,112,905	1,129,764	1,169,323	1,186,067	1,182,158	1,172,342	1,185,239	1,185,273	1,160,922	1,186,124	1,150,333	1,147,615	1,089,938	1,098,060	1,135,262	1,157,115	1,128,298	1,143,547	1,130,284	1,160,898	1,200,107	1,205,843	1,241,180	1,240,464	1,231,147	1,235,154	1,245,725	1,249,691	1,240,493	1,238,771	1,234,273	1,223,201	1,217,850	1,236,641	1,228,398	1,220,094	1,202,406	1,205,262	1,206,169	1,209,867	1,191,316	1,179,207	1,141,349	1,156,764	1,196,166	1,182,234	1,161,991	1,158,202	1,156,234	1,155,174	1,164,035	1,149,353	1,141,017	1,136,198	1,120,587	1,116,668	1,102,924	1,096,352	1,086,299	1,073,577	1,062,640	1,067,960	1,074,959	1,073,137	1,069,538	1,070,309	1,058,725	1,062,972	1,058,565	1,063,765	1,082,184	1,069,094	1,076,081	1,074,401	1,081,394	1,070,985	1,063,240	1,068,482	1,048,537	1,037,163	1,031,927	1,024,921	1,019,796	1,002,711	1,056,983	1,071,007	1,075,578	1,073,359	1,075,342	1,052,623	1,051,294	1,041,400	1,034,879	1,034,910	1,018,019	1,006,857	999,940	995,360	984,872	981,241	970,896	973,072		979,851	989,016	981,237	1,000,000
C000081345
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 11,555	11,502	11,685	11,492	11,732	11,577	11,481	11,356	11,174	11,193	11,353	11,362	11,371	11,446	11,109	10,325	10,491	10,889	11,046	11,046	10,990	11,064	11,036	10,798	11,026	10,682	10,693	10,133	10,229	10,553	10,760	10,492	10,683	10,518	10,785	11,106	11,166	11,469	11,470	11,398	11,424	11,538	11,573	11,484	11,456	11,428	11,347	11,346	11,520	11,483	11,434	11,274	11,314	11,327	11,372	11,212	11,137	10,768	10,830	11,178	11,026	10,830	10,809	10,794	10,787	10,857	10,731	10,646	10,613	10,486	10,452	10,334	10,290	10,207	10,106	10,005	10,064	10,114	10,115	10,091	10,100	9,984	10,026	10,002	10,051	10,200	10,103	10,177	10,170	10,236	10,156	10,083	10,133	9,971	9,882	9,859	9,795	9,766	9,641	10,071	10,180	10,231	10,211	10,230	10,064	10,051	9,975	9,922	9,923	9,782	9,704	9,650	9,613	9,529	9,509	9,441	9,459		9,501	9,567	9,547	10,000
C000081346
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,245	11,037	11,220	11,041	11,278	11,145	11,051	10,937	10,769	10,802	10,955	10,971	10,995	11,075	10,746	10,002	10,170	10,553	10,721	10,719	10,672	10,759	10,730	10,514	10,733	10,404	10,421	9,891	9,990	10,304	10,514	10,266	10,451	10,296	10,565	10,886	10,951	11,256	11,273	11,200	11,242	11,353	11,403	11,322	11,302	11,281	11,200	11,206	11,393	11,355	11,314	11,162	11,208	11,237	11,289	11,128	11,062	10,710	10,778	11,123	10,987	10,799	10,776	10,768	10,767	10,852	10,733	10,655	10,628	10,508	10,480	10,368	10,331	10,253	10,150	10,063	10,120	10,186	10,193	10,176	10,182	10,072	10,128	10,111	10,167	10,324	10,232	10,305	10,313	10,387	10,303	10,244	10,293	10,134	10,050	10,034	9,973	9,958	9,837	10,274	10,400	10,451	10,445	10,471	10,299	10,293	10,228	10,181	10,188	10,050	9,968	9,927	9,895	9,814	9,800	9,736	9,760		9,810	9,876	9,862	10,000
C000081347
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,224,172	1,218,597	1,237,700	1,217,004	1,242,080	1,226,472	1,215,044	1,201,580	1,182,123	1,183,783	1,200,472	1,201,208	1,201,936	1,209,566	1,173,744	1,090,689	1,109,013	1,149,798	1,167,030	1,165,812	1,159,754	1,167,249	1,164,085	1,138,753	1,162,543	1,126,033	1,126,936	1,068,785	1,078,607	1,111,506	1,133,109	1,104,610	1,124,457	1,106,925	1,134,763	1,168,274	1,174,347	1,205,888	1,205,793	1,197,955	1,201,385	1,212,190	1,216,509	1,206,889	1,203,735	1,199,612	1,190,871	1,190,511	1,209,487	1,204,430	1,199,037	1,181,947	1,185,887	1,187,890	1,191,517	1,174,452	1,166,447	1,127,579	1,134,731	1,169,991	1,153,840	1,133,155	1,130,705	1,128,906	1,127,949	1,134,976	1,121,554	1,113,394	1,108,778	1,095,328	1,092,408	1,079,887	1,074,251	1,065,308	1,054,584	1,044,691	1,049,759	1,054,778	1,054,693	1,051,966	1,052,632	1,040,377	1,044,468	1,042,634	1,046,707	1,061,974	1,051,603	1,059,148	1,058,159	1,064,851	1,056,263	1,048,472	1,053,402	1,036,364	1,026,941	1,024,383	1,017,495	1,014,241	1,001,901	1,045,507	1,056,506	1,061,622	1,060,143	1,061,900	1,043,635	1,042,135	1,033,951	1,028,263	1,028,216	1,013,389	1,005,122	999,309	995,252	986,349	984,094	976,811	979,280		982,597	989,252	987,005	1,000,000
C000074079
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 10,972	10,909	11,002	10,899	11,055	10,946	10,833	10,708	10,586	10,602	10,704	10,711	10,717	10,767	10,552	10,117	10,176	10,414	10,463	10,461	10,438	10,509	10,507	10,340	10,493	10,277	10,246	9,928	9,962	10,192	10,372	10,177	10,260	10,140	10,308	10,566	10,620	10,818	10,827	10,782	10,807	10,874	10,901	10,836	10,820	10,815	10,770	10,775	10,880	10,855	10,817	10,763	10,779	10,774	10,803	10,709	10,703	10,440	10,440	10,490	10,410	10,271	10,240	10,237	10,225	10,290	10,219	10,157	10,135	10,054	10,041	9,980	9,957	9,877	9,798	9,726	9,752	9,797	9,804	9,783	9,771	9,702	9,738	9,736	9,762	9,835	9,787	9,860	9,868	9,932	9,883	9,844	9,879	9,802	9,744	9,752	9,693	9,636	9,592	9,823	9,869	9,906	9,915	9,897	9,812	9,838	9,810	9,828	9,809	9,707	9,692	9,699	9,671	9,615	9,615	9,568	9,558		9,587	9,605	9,614	10,000
C000074080
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 10,684	10,461	10,568	10,465	10,622	10,524	10,421	10,318	10,195	10,218	10,323	10,336	10,348	10,403	10,211	9,795	9,859	10,086	10,151	10,145	10,129	10,205	10,210	10,063	10,218	10,003	9,990	9,675	9,714	9,954	10,134	9,954	10,034	9,924	10,094	10,355	10,415	10,615	10,629	10,599	10,619	10,689	10,729	10,669	10,669	10,659	10,629	10,639	10,749	10,729	10,695	10,646	10,676	10,676	10,708	10,621	10,630	10,376	10,382	10,438	10,365	10,223	10,208	10,201	10,206	10,267	10,213	10,158	10,131	10,057	10,059	10,005	9,978	9,914	9,840	9,774	9,806	9,857	9,861	9,846	9,840	9,787	9,829	9,824	9,855	9,936	9,903	9,984	9,998	10,059	10,026	9,982	10,034	9,953	9,910	9,915	9,860	9,818	9,778	10,021	10,075	10,108	10,124	10,112	10,041	10,074	10,051	10,076	10,053	9,955	9,946	9,969	9,937	9,895	9,891	9,859	9,854		9,891	9,915	9,931	10,000
C000074081
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,162,717	1,154,746	1,164,315	1,153,156	1,169,453	1,157,682	1,145,445	1,133,184	1,118,841	1,120,384	1,130,911	1,131,330	1,131,785	1,136,784	1,113,864	1,068,824	1,074,840	1,098,622	1,104,697	1,103,146	1,100,515	1,107,726	1,107,307	1,089,473	1,106,442	1,082,356	1,079,960	1,045,221	1,048,556	1,073,640	1,091,263	1,070,529	1,080,030	1,066,203	1,084,626	1,111,578	1,115,976	1,136,491	1,137,198	1,133,267	1,134,675	1,141,364	1,144,024	1,136,920	1,136,123	1,134,326	1,129,291	1,130,728	1,140,428	1,137,571	1,133,319	1,127,509	1,129,945	1,129,201	1,130,910	1,120,908	1,121,019	1,093,323	1,093,063	1,098,082	1,088,517	1,073,759	1,071,263	1,069,711	1,068,216	1,074,763	1,067,146	1,061,503	1,057,906	1,049,261	1,048,677	1,042,132	1,038,492	1,029,999	1,021,455	1,014,805	1,017,298	1,020,725	1,021,248	1,018,821	1,017,379	1,010,020	1,013,538	1,013,163	1,015,621	1,023,033	1,018,782	1,025,230	1,026,789	1,032,204	1,027,920	1,022,627	1,026,086	1,017,916	1,012,675	1,012,322	1,005,973	999,866	995,021	1,019,744	1,023,382	1,026,933	1,027,673	1,025,561	1,017,503	1,020,066	1,016,888	1,018,552	1,015,395	1,004,659	1,002,893	1,004,399	1,000,351	994,362	994,085	989,080	987,807		991,566	992,229	993,900	1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,338	12,277	12,458	12,246	12,428	12,306	12,210	12,099	11,917	11,952	12,102	12,102	12,087	12,149	11,873	11,164	11,260	11,600	11,769	11,723	11,607	11,708	11,735	11,480	11,746	11,418	11,385	10,876	10,968	11,405	11,661	11,361	11,550	11,381	11,705	12,097	12,140	12,482	12,462	12,357	12,393	12,483	12,529	12,426	12,392	12,355	12,252	12,177	12,374	12,295	12,221	12,039	12,076	12,073	12,130	11,929	11,832	11,467	11,613	12,050	11,896	11,686	11,651	11,622	11,601	11,695	11,513	11,421	11,379	11,224	11,182	11,008	10,950	10,867	10,739	10,621	10,687	10,757	10,729	10,703	10,694	10,573	10,611	10,572	10,603	10,730	10,619	10,676	10,650	10,704	10,624	10,538	10,576	10,411	10,336	10,314	10,242	10,175	10,057	10,447	10,558	10,611	10,596	10,590	10,424	10,396	10,320	10,287	10,271	10,150	10,079	10,039	10,000	9,928	9,908	9,837	9,846		9,873	9,925	9,897	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,338	12,277	12,458	12,246	12,428	12,306	12,210	12,099	11,917	11,952	12,102	12,102	12,087	12,149	11,873	11,164	11,260	11,600	11,769	11,723	11,607	11,708	11,735	11,480	11,746	11,418	11,385	10,876	10,968	11,405	11,661	11,361	11,550	11,381	11,705	12,097	12,140	12,482	12,462	12,357	12,393	12,483	12,529	12,426	12,392	12,355	12,252	12,177	12,374	12,295	12,221	12,039	12,076	12,073	12,130	11,929	11,832	11,467	11,613	12,050	11,896	11,686	11,651	11,622	11,601	11,695	11,513	11,421	11,379	11,224	11,182	11,008	10,950	10,867	10,739	10,621	10,687	10,757	10,729	10,703	10,694	10,573	10,611	10,572	10,603	10,730	10,619	10,676	10,650	10,704	10,624	10,538	10,576	10,411	10,336	10,314	10,242	10,175	10,057	10,447	10,558	10,611	10,596	10,590	10,424	10,396	10,320	10,287	10,271	10,150	10,079	10,039	10,000	9,928	9,908	9,837	9,846		9,873	9,925	9,897	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,233,815	1,227,663	1,245,800	1,224,645	1,242,766	1,230,603	1,220,974	1,209,946	1,191,680	1,195,185	1,210,173	1,210,212	1,208,659	1,214,864	1,187,269	1,116,399	1,125,981	1,159,978	1,176,922	1,172,284	1,160,657	1,170,803	1,173,484	1,148,012	1,174,572	1,141,774	1,138,515	1,087,642	1,096,763	1,140,538	1,166,094	1,136,077	1,154,994	1,138,088	1,170,462	1,209,676	1,214,026	1,248,192	1,246,182	1,235,663	1,239,286	1,248,295	1,252,893	1,242,587	1,239,185	1,235,499	1,225,222	1,217,712	1,237,372	1,229,537	1,222,092	1,203,924	1,207,551	1,207,295	1,212,987	1,192,896	1,183,158	1,146,680	1,161,254	1,204,962	1,189,621	1,168,625	1,165,068	1,162,161	1,160,082	1,169,457	1,151,296	1,142,092	1,137,891	1,122,417	1,118,214	1,100,813	1,094,950	1,086,735	1,073,877	1,062,122	1,068,703	1,075,667	1,072,911	1,070,314	1,069,401	1,057,294	1,061,081	1,057,179	1,060,347	1,072,979	1,061,880	1,067,597	1,064,997	1,070,440	1,062,355	1,053,829	1,057,622	1,041,099	1,033,599	1,031,360	1,024,248	1,017,540	1,005,732	1,044,695	1,055,771	1,061,067	1,059,637	1,058,990	1,042,407	1,039,595	1,032,007	1,028,748	1,027,133	1,015,022	1,007,940	1,003,949	999,973	992,781	990,836	983,710	984,607		987,335	992,543	989,685	1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,338	12,277	12,458	12,246	12,428	12,306	12,210	12,099	11,917	11,952	12,102	12,102	12,087	12,149	11,873	11,164	11,260	11,600	11,769	11,723	11,607	11,708	11,735	11,480	11,746	11,418	11,385	10,876	10,968	11,405	11,661	11,361	11,550	11,381	11,705	12,097	12,140	12,482	12,462	12,357	12,393	12,483	12,529	12,426	12,392	12,355	12,252	12,177	12,374	12,295	12,221	12,039	12,076	12,073	12,130	11,929	11,832	11,467	11,613	12,050	11,896	11,686	11,651	11,622	11,601	11,695	11,513	11,421	11,379	11,224	11,182	11,008	10,950	10,867	10,739	10,621	10,687	10,757	10,729	10,703	10,694	10,573	10,611	10,572	10,603	10,730	10,619	10,676	10,650	10,704	10,624	10,538	10,576	10,411	10,336	10,314	10,242	10,175	10,057	10,447	10,558	10,611	10,596	10,590	10,424	10,396	10,320	10,287	10,271	10,150	10,079	10,039	10,000	9,928	9,908	9,837	9,846		9,873	9,925	9,897	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,510	12,434	12,618	12,404	12,587	12,464	12,366	12,255	12,070	12,105	12,257	12,257	12,242	12,304	12,025	11,307	11,404	11,749	11,920	11,873	11,755	11,858	11,885	11,627	11,896	11,564	11,531	11,016	11,108	11,552	11,811	11,507	11,698	11,527	11,855	12,252	12,296	12,642	12,622	12,515	12,552	12,643	12,690	12,585	12,551	12,513	12,409	12,333	12,532	12,453	12,378	12,194	12,230	12,228	12,285	12,082	11,983	11,614	11,762	12,204	12,049	11,836	11,800	11,771	11,750	11,845	11,661	11,567	11,525	11,368	11,326	11,149	11,090	11,007	10,877	10,757	10,824	10,895	10,867	10,840	10,831	10,709	10,747	10,707	10,739	10,867	10,755	10,813	10,787	10,842	10,760	10,673	10,712	10,545	10,469	10,446	10,374	10,306	10,186	10,581	10,693	10,747	10,732	10,726	10,558	10,529	10,452	10,419	10,403	10,280	10,209	10,168	10,128	10,055	10,035	9,963		10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,510	12,434	12,618	12,404	12,587	12,464	12,366	12,255	12,070	12,105	12,257	12,257	12,242	12,304	12,025	11,307	11,404	11,749	11,920	11,873	11,755	11,858	11,885	11,627	11,896	11,564	11,531	11,016	11,108	11,552	11,811	11,507	11,698	11,527	11,855	12,252	12,296	12,642	12,622	12,515	12,552	12,643	12,690	12,585	12,551	12,513	12,409	12,333	12,532	12,453	12,378	12,194	12,230	12,228	12,285	12,082	11,983	11,614	11,762	12,204	12,049	11,836	11,800	11,771	11,750	11,845	11,661	11,567	11,525	11,368	11,326	11,149	11,090	11,007	10,877	10,757	10,824	10,895	10,867	10,840	10,831	10,709	10,747	10,707	10,739	10,867	10,755	10,813	10,787	10,842	10,760	10,673	10,712	10,545	10,469	10,446	10,374	10,306	10,186	10,581	10,693	10,747	10,732	10,726	10,558	10,529	10,452	10,419	10,403	10,280	10,209	10,168	10,128	10,055	10,035	9,963		10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,250,959	1,243,410	1,261,780	1,240,354	1,258,707	1,246,389	1,236,636	1,225,466	1,206,966	1,210,517	1,225,697	1,225,735	1,224,163	1,230,447	1,202,499	1,130,719	1,140,424	1,174,858	1,192,018	1,187,321	1,175,546	1,185,822	1,188,537	1,162,738	1,189,638	1,156,420	1,153,119	1,101,593	1,110,832	1,155,168	1,181,052	1,150,650	1,169,810	1,152,687	1,185,476	1,225,193	1,229,598	1,264,203	1,262,167	1,251,513	1,255,183	1,264,307	1,268,964	1,258,526	1,255,080	1,251,347	1,240,938	1,233,332	1,253,244	1,245,309	1,237,768	1,219,367	1,223,041	1,222,782	1,228,546	1,208,197	1,198,335	1,161,389	1,176,150	1,220,418	1,204,881	1,183,615	1,180,012	1,177,069	1,174,963	1,184,458	1,166,065	1,156,742	1,152,487	1,136,814	1,132,558	1,114,933	1,108,995	1,100,675	1,087,652	1,075,746	1,082,411	1,089,465	1,086,674	1,084,043	1,083,119	1,070,856	1,074,692	1,070,740	1,073,948	1,086,743	1,075,501	1,081,291	1,078,658	1,084,170	1,075,982	1,067,347	1,071,189	1,054,454	1,046,858	1,044,590	1,037,386	1,030,592	1,018,633	1,058,095	1,069,314	1,074,677	1,073,229	1,072,574	1,055,778	1,052,931	1,045,245	1,041,944	1,040,308	1,028,042	1,020,869	1,016,827	1,012,800	1,005,516	1,003,545	996,329		1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,338	12,277	12,458	12,246	12,428	12,306	12,210	12,099	11,917	11,952	12,102	12,102	12,087	12,149	11,873	11,164	11,260	11,600	11,769	11,723	11,607	11,708	11,735	11,480	11,746	11,418	11,385	10,876	10,968	11,405	11,661	11,361	11,550	11,381	11,705	12,097	12,140	12,482	12,462	12,357	12,393	12,483	12,529	12,426	12,392	12,355	12,252	12,177	12,374	12,295	12,221	12,039	12,076	12,073	12,130	11,929	11,832	11,467	11,613	12,050	11,896	11,686	11,651	11,622	11,601	11,695	11,513	11,421	11,379	11,224	11,182	11,008	10,950	10,867	10,739	10,621	10,687	10,757	10,729	10,703	10,694	10,573	10,611	10,572	10,603	10,730	10,619	10,676	10,650	10,704	10,624	10,538	10,576	10,411	10,336	10,314	10,242	10,175	10,057	10,447	10,558	10,611	10,596	10,590	10,424	10,396	10,320	10,287	10,271	10,150	10,079	10,039	10,000	9,928	9,908	9,837	9,846		9,873	9,925	9,897	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,338	12,277	12,458	12,246	12,428	12,306	12,210	12,099	11,917	11,952	12,102	12,102	12,087	12,149	11,873	11,164	11,260	11,600	11,769	11,723	11,607	11,708	11,735	11,480	11,746	11,418	11,385	10,876	10,968	11,405	11,661	11,361	11,550	11,381	11,705	12,097	12,140	12,482	12,462	12,357	12,393	12,483	12,529	12,426	12,392	12,355	12,252	12,177	12,374	12,295	12,221	12,039	12,076	12,073	12,130	11,929	11,832	11,467	11,613	12,050	11,896	11,686	11,651	11,622	11,601	11,695	11,513	11,421	11,379	11,224	11,182	11,008	10,950	10,867	10,739	10,621	10,687	10,757	10,729	10,703	10,694	10,573	10,611	10,572	10,603	10,730	10,619	10,676	10,650	10,704	10,624	10,538	10,576	10,411	10,336	10,314	10,242	10,175	10,057	10,447	10,558	10,611	10,596	10,590	10,424	10,396	10,320	10,287	10,271	10,150	10,079	10,039	10,000	9,928	9,908	9,837	9,846		9,873	9,925	9,897	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,233,815	1,227,663	1,245,800	1,224,645	1,242,766	1,230,603	1,220,974	1,209,946	1,191,680	1,195,185	1,210,173	1,210,212	1,208,659	1,214,864	1,187,269	1,116,399	1,125,981	1,159,978	1,176,922	1,172,284	1,160,657	1,170,803	1,173,484	1,148,012	1,174,572	1,141,774	1,138,515	1,087,642	1,096,763	1,140,538	1,166,094	1,136,077	1,154,994	1,138,088	1,170,462	1,209,676	1,214,026	1,248,192	1,246,182	1,235,663	1,239,286	1,248,295	1,252,893	1,242,587	1,239,185	1,235,499	1,225,222	1,217,712	1,237,372	1,229,537	1,222,092	1,203,924	1,207,551	1,207,295	1,212,987	1,192,896	1,183,158	1,146,680	1,161,254	1,204,962	1,189,621	1,168,625	1,165,068	1,162,161	1,160,082	1,169,457	1,151,296	1,142,092	1,137,891	1,122,417	1,118,214	1,100,813	1,094,950	1,086,735	1,073,877	1,062,122	1,068,703	1,075,667	1,072,911	1,070,314	1,069,401	1,057,294	1,061,081	1,057,179	1,060,347	1,072,979	1,061,880	1,067,597	1,064,997	1,070,440	1,062,355	1,053,829	1,057,622	1,041,099	1,033,599	1,031,360	1,024,248	1,017,540	1,005,732	1,044,695	1,055,771	1,061,067	1,059,637	1,058,990	1,042,407	1,039,595	1,032,007	1,028,748	1,027,133	1,015,022	1,007,940	1,003,949	999,973	992,781	990,836	983,710	984,607		987,335	992,543	989,685	1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,338	12,277	12,458	12,246	12,428	12,306	12,210	12,099	11,917	11,952	12,102	12,102	12,087	12,149	11,873	11,164	11,260	11,600	11,769	11,723	11,607	11,708	11,735	11,480	11,746	11,418	11,385	10,876	10,968	11,405	11,661	11,361	11,550	11,381	11,705	12,097	12,140	12,482	12,462	12,357	12,393	12,483	12,529	12,426	12,392	12,355	12,252	12,177	12,374	12,295	12,221	12,039	12,076	12,073	12,130	11,929	11,832	11,467	11,613	12,050	11,896	11,686	11,651	11,622	11,601	11,695	11,513	11,421	11,379	11,224	11,182	11,008	10,950	10,867	10,739	10,621	10,687	10,757	10,729	10,703	10,694	10,573	10,611	10,572	10,603	10,730	10,619	10,676	10,650	10,704	10,624	10,538	10,576	10,411	10,336	10,314	10,242	10,175	10,057	10,447	10,558	10,611	10,596	10,590	10,424	10,396	10,320	10,287	10,271	10,150	10,079	10,039	10,000	9,928	9,908	9,837	9,846		9,873	9,925	9,897	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,338	12,277	12,458	12,246	12,428	12,306	12,210	12,099	11,917	11,952	12,102	12,102	12,087	12,149	11,873	11,164	11,260	11,600	11,769	11,723	11,607	11,708	11,735	11,480	11,746	11,418	11,385	10,876	10,968	11,405	11,661	11,361	11,550	11,381	11,705	12,097	12,140	12,482	12,462	12,357	12,393	12,483	12,529	12,426	12,392	12,355	12,252	12,177	12,374	12,295	12,221	12,039	12,076	12,073	12,130	11,929	11,832	11,467	11,613	12,050	11,896	11,686	11,651	11,622	11,601	11,695	11,513	11,421	11,379	11,224	11,182	11,008	10,950	10,867	10,739	10,621	10,687	10,757	10,729	10,703	10,694	10,573	10,611	10,572	10,603	10,730	10,619	10,676	10,650	10,704	10,624	10,538	10,576	10,411	10,336	10,314	10,242	10,175	10,057	10,447	10,558	10,611	10,596	10,590	10,424	10,396	10,320	10,287	10,271	10,150	10,079	10,039	10,000	9,928	9,908	9,837	9,846		9,873	9,925	9,897	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,233,815	1,227,663	1,245,800	1,224,645	1,242,766	1,230,603	1,220,974	1,209,946	1,191,680	1,195,185	1,210,173	1,210,212	1,208,659	1,214,864	1,187,269	1,116,399	1,125,981	1,159,978	1,176,922	1,172,284	1,160,657	1,170,803	1,173,484	1,148,012	1,174,572	1,141,774	1,138,515	1,087,642	1,096,763	1,140,538	1,166,094	1,136,077	1,154,994	1,138,088	1,170,462	1,209,676	1,214,026	1,248,192	1,246,182	1,235,663	1,239,286	1,248,295	1,252,893	1,242,587	1,239,185	1,235,499	1,225,222	1,217,712	1,237,372	1,229,537	1,222,092	1,203,924	1,207,551	1,207,295	1,212,987	1,192,896	1,183,158	1,146,680	1,161,254	1,204,962	1,189,621	1,168,625	1,165,068	1,162,161	1,160,082	1,169,457	1,151,296	1,142,092	1,137,891	1,122,417	1,118,214	1,100,813	1,094,950	1,086,735	1,073,877	1,062,122	1,068,703	1,075,667	1,072,911	1,070,314	1,069,401	1,057,294	1,061,081	1,057,179	1,060,347	1,072,979	1,061,880	1,067,597	1,064,997	1,070,440	1,062,355	1,053,829	1,057,622	1,041,099	1,033,599	1,031,360	1,024,248	1,017,540	1,005,732	1,044,695	1,055,771	1,061,067	1,059,637	1,058,990	1,042,407	1,039,595	1,032,007	1,028,748	1,027,133	1,015,022	1,007,940	1,003,949	999,973	992,781	990,836	983,710	984,607		987,335	992,543	989,685	1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,338	12,277	12,458	12,246	12,428	12,306	12,210	12,099	11,917	11,952	12,102	12,102	12,087	12,149	11,873	11,164	11,260	11,600	11,769	11,723	11,607	11,708	11,735	11,480	11,746	11,418	11,385	10,876	10,968	11,405	11,661	11,361	11,550	11,381	11,705	12,097	12,140	12,482	12,462	12,357	12,393	12,483	12,529	12,426	12,392	12,355	12,252	12,177	12,374	12,295	12,221	12,039	12,076	12,073	12,130	11,929	11,832	11,467	11,613	12,050	11,896	11,686	11,651	11,622	11,601	11,695	11,513	11,421	11,379	11,224	11,182	11,008	10,950	10,867	10,739	10,621	10,687	10,757	10,729	10,703	10,694	10,573	10,611	10,572	10,603	10,730	10,619	10,676	10,650	10,704	10,624	10,538	10,576	10,411	10,336	10,314	10,242	10,175	10,057	10,447	10,558	10,611	10,596	10,590	10,424	10,396	10,320	10,287	10,271	10,150	10,079	10,039	10,000	9,928	9,908	9,837	9,846		9,873	9,925	9,897	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,338	12,277	12,458	12,246	12,428	12,306	12,210	12,099	11,917	11,952	12,102	12,102	12,087	12,149	11,873	11,164	11,260	11,600	11,769	11,723	11,607	11,708	11,735	11,480	11,746	11,418	11,385	10,876	10,968	11,405	11,661	11,361	11,550	11,381	11,705	12,097	12,140	12,482	12,462	12,357	12,393	12,483	12,529	12,426	12,392	12,355	12,252	12,177	12,374	12,295	12,221	12,039	12,076	12,073	12,130	11,929	11,832	11,467	11,613	12,050	11,896	11,686	11,651	11,622	11,601	11,695	11,513	11,421	11,379	11,224	11,182	11,008	10,950	10,867	10,739	10,621	10,687	10,757	10,729	10,703	10,694	10,573	10,611	10,572	10,603	10,730	10,619	10,676	10,650	10,704	10,624	10,538	10,576	10,411	10,336	10,314	10,242	10,175	10,057	10,447	10,558	10,611	10,596	10,590	10,424	10,396	10,320	10,287	10,271	10,150	10,079	10,039	10,000	9,928	9,908	9,837	9,846		9,873	9,925	9,897	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,233,815	1,227,663	1,245,800	1,224,645	1,242,766	1,230,603	1,220,974	1,209,946	1,191,680	1,195,185	1,210,173	1,210,212	1,208,659	1,214,864	1,187,269	1,116,399	1,125,981	1,159,978	1,176,922	1,172,284	1,160,657	1,170,803	1,173,484	1,148,012	1,174,572	1,141,774	1,138,515	1,087,642	1,096,763	1,140,538	1,166,094	1,136,077	1,154,994	1,138,088	1,170,462	1,209,676	1,214,026	1,248,192	1,246,182	1,235,663	1,239,286	1,248,295	1,252,893	1,242,587	1,239,185	1,235,499	1,225,222	1,217,712	1,237,372	1,229,537	1,222,092	1,203,924	1,207,551	1,207,295	1,212,987	1,192,896	1,183,158	1,146,680	1,161,254	1,204,962	1,189,621	1,168,625	1,165,068	1,162,161	1,160,082	1,169,457	1,151,296	1,142,092	1,137,891	1,122,417	1,118,214	1,100,813	1,094,950	1,086,735	1,073,877	1,062,122	1,068,703	1,075,667	1,072,911	1,070,314	1,069,401	1,057,294	1,061,081	1,057,179	1,060,347	1,072,979	1,061,880	1,067,597	1,064,997	1,070,440	1,062,355	1,053,829	1,057,622	1,041,099	1,033,599	1,031,360	1,024,248	1,017,540	1,005,732	1,044,695	1,055,771	1,061,067	1,059,637	1,058,990	1,042,407	1,039,595	1,032,007	1,028,748	1,027,133	1,015,022	1,007,940	1,003,949	999,973	992,781	990,836	983,710	984,607		987,335	992,543	989,685	1,000,000
EATON VANCE Index: Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Account Value	$ 11,852	11,768	11,851	11,751	11,873	11,794	11,665	11,558	11,438	11,504	11,594	11,609	11,601	11,636	11,465	11,061	11,077	11,259	11,333	11,298	11,224	11,316	11,359	11,166	11,362	11,154	11,109	10,821	10,843	11,118	11,286	11,093	11,134	10,984	11,157	11,401	11,435	11,681	11,667	11,639	11,669	11,723	11,734	11,667	11,661	11,656	11,607	11,564	11,671	11,632	11,591	11,513	11,537	11,524	11,540	11,417	11,373	11,098	11,119	11,389	11,318	11,187	11,155	11,130	11,090	11,171	11,094	11,016	10,968	10,858	10,848	10,766	10,719	10,631	10,533	10,450	10,470	10,520	10,516	10,479	10,450	10,366	10,396	10,393	10,413	10,454	10,399	10,498	10,494	10,549	10,493	10,427	10,462	10,363	10,302	10,293	10,226	10,147	10,087	10,340	10,387	10,419	10,425	10,399	10,312	10,322	10,274	10,290	10,263	10,161	10,136	10,136	10,097	10,039	10,026	9,979		10,000
EATON VANCE Index: Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Account Value	$ 11,852	11,768	11,851	11,751	11,873	11,794	11,665	11,558	11,438	11,504	11,594	11,609	11,601	11,636	11,465	11,061	11,077	11,259	11,333	11,298	11,224	11,316	11,359	11,166	11,362	11,154	11,109	10,821	10,843	11,118	11,286	11,093	11,134	10,984	11,157	11,401	11,435	11,681	11,667	11,639	11,669	11,723	11,734	11,667	11,661	11,656	11,607	11,564	11,671	11,632	11,591	11,513	11,537	11,524	11,540	11,417	11,373	11,098	11,119	11,389	11,318	11,187	11,155	11,130	11,090	11,171	11,094	11,016	10,968	10,858	10,848	10,766	10,719	10,631	10,533	10,450	10,470	10,520	10,516	10,479	10,450	10,366	10,396	10,393	10,413	10,454	10,399	10,498	10,494	10,549	10,493	10,427	10,462	10,363	10,302	10,293	10,226	10,147	10,087	10,340	10,387	10,419	10,425	10,399	10,312	10,322	10,274	10,290	10,263	10,161	10,136	10,136	10,097	10,039	10,026	9,979		10,000
EATON VANCE Index: Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Account Value	$ 1,185,182	1,176,847	1,185,123	1,175,058	1,187,300	1,179,380	1,166,491	1,155,826	1,143,809	1,150,428	1,159,435	1,160,877	1,160,050	1,163,633	1,146,495	1,106,059	1,107,738	1,125,874	1,133,348	1,129,766	1,122,415	1,131,647	1,135,935	1,116,596	1,136,215	1,115,403	1,110,882	1,082,076	1,084,333	1,111,782	1,128,600	1,109,342	1,113,402	1,098,429	1,115,698	1,140,129	1,143,520	1,168,131	1,166,712	1,163,865	1,166,933	1,172,264	1,173,395	1,166,682	1,166,133	1,165,596	1,160,724	1,156,419	1,167,149	1,163,154	1,159,112	1,151,315	1,153,654	1,152,427	1,154,042	1,141,740	1,137,254	1,109,773	1,111,934	1,138,914	1,131,837	1,118,745	1,115,536	1,113,041	1,108,964	1,117,132	1,109,405	1,101,555	1,096,764	1,085,754	1,084,818	1,076,649	1,071,943	1,063,106	1,053,328	1,044,972	1,046,966	1,051,976	1,051,576	1,047,884	1,044,986	1,036,616	1,039,610	1,039,251	1,041,289	1,045,443	1,039,925	1,049,799	1,049,439	1,054,918	1,049,323	1,042,670	1,046,196	1,036,283	1,030,167	1,029,317	1,022,591	1,014,652	1,008,741	1,033,980	1,038,727	1,041,861	1,042,450	1,039,905	1,031,222	1,032,162	1,027,404	1,029,022	1,026,256	1,016,146	1,013,602	1,013,619	1,009,737	1,003,927	1,002,554	997,912		$ 1,000,000
EATON VANCE Index: Bloomberg 10 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 10 Year Municipal Bond Index
Account Value	$ 12,436	12,335	12,481	12,295	12,502	12,390	12,278	12,180	11,999	12,143	12,308	12,320	12,314	12,375	12,095	11,446	11,515	11,841	12,005	11,951	11,862	11,994	12,021	11,775	12,014	11,699	11,602	11,137	11,196	11,609	11,825	11,488	11,614	11,430	11,742	12,122	12,160	12,522	12,494	12,405	12,454	12,558	12,591	12,473	12,450	12,429	12,333	12,263	12,474	12,403	12,328	12,147	12,185	12,181	12,247	12,032	11,956	11,577	11,696	12,111	11,970	11,742	11,697	11,668	11,651	11,765	11,587	11,488	11,445	11,276	11,246	11,082	11,021	10,903	10,756	10,618	10,680	10,747	10,714	10,673	10,666	10,554	10,578	10,541	10,586	10,751	10,623	10,719	10,695	10,757	10,681	10,583	10,625	10,438	10,339	10,306	10,234	10,159	10,015	10,485	10,613	10,644	10,633	10,626	10,450	10,448	10,364	10,334	10,324	10,171	10,090	10,051	10,010	9,917	9,887	9,813	9,835		9,866	9,926	9,886	10,000
EATON VANCE Index: Bloomberg 15 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 15 Year Municipal Bond Index
Account Value	$ 12,927	12,842	13,066	12,806	13,027	12,881	12,830	12,717	12,491	12,540	12,736	12,695	12,673	12,742	12,403	11,530	11,648	12,089	12,305	12,237	12,114	12,234	12,239	11,949	12,230	11,866	11,810	11,196	11,285	11,798	12,077	11,697	11,935	11,763	12,167	12,649	12,692	13,105	13,082	12,930	12,974	13,095	13,154	13,018	12,980	12,930	12,790	12,702	12,960	12,859	12,761	12,503	12,547	12,542	12,636	12,378	12,253	11,828	12,054	12,573	12,371	12,094	12,052	12,022	12,013	12,130	11,879	11,768	11,724	11,541	11,488	11,263	11,198	11,106	10,948	10,791	10,886	10,966	10,916	10,892	10,894	10,762	10,788	10,721	10,759	10,954	10,801	10,855	10,815	10,850	10,747	10,652	10,706	10,496	10,399	10,367	10,295	10,243	10,066	10,561	10,722	10,780	10,757	10,769	10,559	10,519	10,427	10,364	10,365	10,209	10,100	10,035	9,997	9,903	9,880	9,789	9,805		9,829	9,902	9,857	10,000
EATON VANCE Index: Bloomberg 10 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 10 Year Municipal Bond Index
Account Value	$ 12,436	12,335	12,481	12,295	12,502	12,390	12,278	12,180	11,999	12,143	12,308	12,320	12,314	12,375	12,095	11,446	11,515	11,841	12,005	11,951	11,862	11,994	12,021	11,775	12,014	11,699	11,602	11,137	11,196	11,609	11,825	11,488	11,614	11,430	11,742	12,122	12,160	12,522	12,494	12,405	12,454	12,558	12,591	12,473	12,450	12,429	12,333	12,263	12,474	12,403	12,328	12,147	12,185	12,181	12,247	12,032	11,956	11,577	11,696	12,111	11,970	11,742	11,697	11,668	11,651	11,765	11,587	11,488	11,445	11,276	11,246	11,082	11,021	10,903	10,756	10,618	10,680	10,747	10,714	10,673	10,666	10,554	10,578	10,541	10,586	10,751	10,623	10,719	10,695	10,757	10,681	10,583	10,625	10,438	10,339	10,306	10,234	10,159	10,015	10,485	10,613	10,644	10,633	10,626	10,450	10,448	10,364	10,334	10,324	10,171	10,090	10,051	10,010	9,917	9,887	9,813	9,835		9,866	9,926	9,886	10,000
EATON VANCE Index: Bloomberg 15 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 15 Year Municipal Bond Index
Account Value	$ 12,927	12,842	13,066	12,806	13,027	12,881	12,830	12,717	12,491	12,540	12,736	12,695	12,673	12,742	12,403	11,530	11,648	12,089	12,305	12,237	12,114	12,234	12,239	11,949	12,230	11,866	11,810	11,196	11,285	11,798	12,077	11,697	11,935	11,763	12,167	12,649	12,692	13,105	13,082	12,930	12,974	13,095	13,154	13,018	12,980	12,930	12,790	12,702	12,960	12,859	12,761	12,503	12,547	12,542	12,636	12,378	12,253	11,828	12,054	12,573	12,371	12,094	12,052	12,022	12,013	12,130	11,879	11,768	11,724	11,541	11,488	11,263	11,198	11,106	10,948	10,791	10,886	10,966	10,916	10,892	10,894	10,762	10,788	10,721	10,759	10,954	10,801	10,855	10,815	10,850	10,747	10,652	10,706	10,496	10,399	10,367	10,295	10,243	10,066	10,561	10,722	10,780	10,757	10,769	10,559	10,519	10,427	10,364	10,365	10,209	10,100	10,035	9,997	9,903	9,880	9,789	9,805		9,829	9,902	9,857	10,000
EATON VANCE Index: Bloomberg 10 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 10 Year Municipal Bond Index
Account Value	$ 1,243,594	1,233,481	1,248,113	1,229,501	1,250,188	1,238,976	1,227,833	1,218,047	1,199,946	1,214,266	1,230,820	1,231,957	1,231,357	1,237,532	1,209,482	1,144,555	1,151,510	1,184,146	1,200,500	1,195,106	1,186,191	1,199,427	1,202,142	1,177,459	1,201,444	1,169,872	1,160,161	1,113,669	1,119,587	1,160,859	1,182,481	1,148,813	1,161,392	1,143,036	1,174,215	1,212,181	1,216,013	1,252,204	1,249,398	1,240,533	1,245,415	1,255,820	1,259,131	1,247,331	1,245,002	1,242,939	1,233,255	1,226,328	1,247,398	1,240,281	1,232,765	1,214,725	1,218,542	1,218,083	1,224,710	1,203,241	1,195,555	1,157,687	1,169,578	1,211,111	1,196,973	1,174,235	1,169,678	1,166,774	1,165,063	1,176,547	1,158,701	1,148,753	1,144,535	1,127,596	1,124,618	1,108,187	1,102,117	1,090,265	1,075,606	1,061,843	1,067,992	1,074,703	1,071,377	1,067,336	1,066,592	1,055,413	1,057,786	1,054,087	1,058,632	1,075,102	1,062,343	1,071,851	1,069,524	1,075,728	1,068,119	1,058,270	1,062,524	1,043,821	1,033,935	1,030,582	1,023,370	1,015,852	1,001,456	1,048,468	1,061,346	1,064,436	1,063,338	1,062,587	1,044,978	1,044,754	1,036,417	1,033,362	1,032,397	1,017,090	1,009,015	1,005,143	1,001,045	991,680	988,683	981,286	983,486		986,627	992,589	988,563	1,000,000
EATON VANCE Index: Bloomberg 15 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 15 Year Municipal Bond Index
Account Value	$ 1,292,688	1,284,168	1,306,578	1,280,576	1,302,699	1,288,064	1,283,002	1,271,708	1,249,130	1,254,032	1,273,562	1,269,499	1,267,257	1,274,165	1,240,283	1,152,978	1,164,794	1,208,892	1,230,521	1,223,735	1,211,423	1,223,407	1,223,942	1,194,933	1,223,011	1,186,558	1,181,027	1,119,637	1,128,546	1,179,788	1,207,713	1,169,692	1,193,506	1,176,299	1,216,661	1,264,945	1,269,188	1,310,483	1,308,228	1,293,005	1,297,442	1,309,474	1,315,414	1,301,798	1,297,986	1,293,037	1,279,019	1,270,220	1,295,975	1,285,898	1,276,065	1,250,333	1,254,710	1,254,228	1,263,575	1,237,835	1,225,266	1,182,807	1,205,423	1,257,326	1,237,081	1,209,438	1,205,159	1,202,200	1,201,342	1,213,005	1,187,854	1,176,825	1,172,428	1,154,140	1,148,833	1,126,290	1,119,761	1,110,600	1,094,773	1,079,148	1,088,631	1,096,642	1,091,561	1,089,150	1,089,416	1,076,184	1,078,765	1,072,054	1,075,942	1,095,445	1,080,142	1,085,460	1,081,542	1,085,011	1,074,710	1,065,247	1,070,602	1,049,598	1,039,918	1,036,675	1,029,515	1,024,338	1,006,622	1,056,076	1,072,175	1,078,037	1,075,733	1,076,860	1,055,876	1,051,901	1,042,686	1,036,395	1,036,460	1,020,898	1,009,969	1,003,464	999,687	990,322	987,950	978,936	980,521		982,868	990,211	985,722	1,000,000
EATON VANCE Index: Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index
Account Value	$ 12,005	11,928	12,088	11,901	12,111	11,998	11,886	11,774	11,591	11,699	11,870	11,890	11,888	11,966	11,681	11,000	11,059	11,401	11,573	11,534	11,436	11,582	11,630	11,357	11,637	11,322	11,261	10,795	10,835	11,243	11,491	11,176	11,312	11,112	11,418	11,806	11,838	12,203	12,181	12,088	12,128	12,231	12,271	12,161	12,148	12,131	12,039	11,976	12,197	12,156	12,115	11,948	11,994	11,986	12,061	11,880	11,862	11,450	11,532	11,839	11,713	11,500	11,462	11,437	11,413	11,529	11,371	11,266	11,224	11,074	11,050	10,902	10,844	10,738	10,598	10,466	10,524	10,596	10,577	10,548	10,537	10,426	10,461	10,428	10,470	10,608	10,494	10,589	10,571	10,640	10,570	10,486	10,536	10,366	10,273	10,251	10,184	10,115	9,980	10,403	10,518	10,562	10,563	10,554	10,393	10,395	10,317	10,305	10,292	10,142	10,072	10,041	10,002	9,914	9,886	9,808	9,817		9,846	9,901	9,872	10,000
EATON VANCE Index: Bloomberg 7 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 7 Year Municipal Bond Index
Account Value	$ 12,055	11,962	12,080	11,951	12,120	12,021	11,867	11,743	11,599	11,710	11,844	11,858	11,853	11,901	11,668	11,131	11,178	11,432	11,554	11,506	11,425	11,557	11,596	11,369	11,609	11,336	11,261	10,889	10,934	11,303	11,504	11,234	11,298	11,124	11,368	11,688	11,727	12,055	12,028	11,981	12,030	12,114	12,132	12,033	12,026	12,020	11,947	11,887	12,064	12,012	11,954	11,831	11,861	11,847	11,869	11,689	11,621	11,267	11,314	11,716	11,617	11,428	11,385	11,358	11,320	11,428	11,310	11,210	11,160	11,008	10,994	10,888	10,828	10,706	10,578	10,463	10,494	10,555	10,548	10,506	10,480	10,366	10,405	10,394	10,442	10,532	10,446	10,563	10,555	10,638	10,565	10,474	10,521	10,372	10,276	10,258	10,175	10,079	10,001	10,383	10,463	10,478	10,482	10,456	10,337	10,351	10,282	10,295	10,275	10,130	10,078	10,058	10,003	9,915	9,898	9,841	9,840		9,894	9,917	9,904	10,000
EATON VANCE Index: Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index
Account Value	$ 12,005	11,928	12,088	11,901	12,111	11,998	11,886	11,774	11,591	11,699	11,870	11,890	11,888	11,966	11,681	11,000	11,059	11,401	11,573	11,534	11,436	11,582	11,630	11,357	11,637	11,322	11,261	10,795	10,835	11,243	11,491	11,176	11,312	11,112	11,418	11,806	11,838	12,203	12,181	12,088	12,128	12,231	12,271	12,161	12,148	12,131	12,039	11,976	12,197	12,156	12,115	11,948	11,994	11,986	12,061	11,880	11,862	11,450	11,532	11,839	11,713	11,500	11,462	11,437	11,413	11,529	11,371	11,266	11,224	11,074	11,050	10,902	10,844	10,738	10,598	10,466	10,524	10,596	10,577	10,548	10,537	10,426	10,461	10,428	10,470	10,608	10,494	10,589	10,571	10,640	10,570	10,486	10,536	10,366	10,273	10,251	10,184	10,115	9,980	10,403	10,518	10,562	10,563	10,554	10,393	10,395	10,317	10,305	10,292	10,142	10,072	10,041	10,002	9,914	9,886	9,808	9,817		9,846	9,901	9,872	10,000
EATON VANCE Index: Bloomberg 7 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 7 Year Municipal Bond Index
Account Value	$ 12,055	11,962	12,080	11,951	12,120	12,021	11,867	11,743	11,599	11,710	11,844	11,858	11,853	11,901	11,668	11,131	11,178	11,432	11,554	11,506	11,425	11,557	11,596	11,369	11,609	11,336	11,261	10,889	10,934	11,303	11,504	11,234	11,298	11,124	11,368	11,688	11,727	12,055	12,028	11,981	12,030	12,114	12,132	12,033	12,026	12,020	11,947	11,887	12,064	12,012	11,954	11,831	11,861	11,847	11,869	11,689	11,621	11,267	11,314	11,716	11,617	11,428	11,385	11,358	11,320	11,428	11,310	11,210	11,160	11,008	10,994	10,888	10,828	10,706	10,578	10,463	10,494	10,555	10,548	10,506	10,480	10,366	10,405	10,394	10,442	10,532	10,446	10,563	10,555	10,638	10,565	10,474	10,521	10,372	10,276	10,258	10,175	10,079	10,001	10,383	10,463	10,478	10,482	10,456	10,337	10,351	10,282	10,295	10,275	10,130	10,078	10,058	10,003	9,915	9,898	9,841	9,840		9,894	9,917	9,904	10,000
EATON VANCE Index: Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index
Account Value	$ 1,200,453	1,192,757	1,208,754	1,190,117	1,211,122	1,199,788	1,188,568	1,177,422	1,159,132	1,169,894	1,187,040	1,189,015	1,188,838	1,196,554	1,168,077	1,099,980	1,105,887	1,140,134	1,157,313	1,153,364	1,143,621	1,158,172	1,163,039	1,135,725	1,163,726	1,132,164	1,126,104	1,079,487	1,083,513	1,124,336	1,149,122	1,117,622	1,131,203	1,111,210	1,141,815	1,180,577	1,183,845	1,220,262	1,218,054	1,208,792	1,212,764	1,223,138	1,227,147	1,216,096	1,214,809	1,213,144	1,203,939	1,197,589	1,219,664	1,215,626	1,211,473	1,194,793	1,199,425	1,198,551	1,206,146	1,187,958	1,186,232	1,145,017	1,153,186	1,183,857	1,171,275	1,150,037	1,146,150	1,143,686	1,141,345	1,152,859	1,137,056	1,126,638	1,122,424	1,107,408	1,105,042	1,090,223	1,084,384	1,073,756	1,059,760	1,046,553	1,052,395	1,059,620	1,057,734	1,054,758	1,053,720	1,042,556	1,046,109	1,042,840	1,046,951	1,060,822	1,049,435	1,058,919	1,057,115	1,063,979	1,057,015	1,048,618	1,053,622	1,036,576	1,027,348	1,025,143	1,018,398	1,011,466	998,021	1,040,271	1,051,764	1,056,190	1,056,286	1,055,396	1,039,298	1,039,506	1,031,747	1,030,472	1,029,239	1,014,196	1,007,181	1,004,143	1,000,211	991,416	988,598	980,801	981,709		984,559	990,112	987,184	1,000,000
EATON VANCE Index: Bloomberg 7 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 7 Year Municipal Bond Index
Account Value	$ 1,205,483	1,196,232	1,208,016	1,195,051	1,211,952	1,202,077	1,186,677	1,174,334	1,159,869	1,170,983	1,184,445	1,185,779	1,185,312	1,190,124	1,166,809	1,113,065	1,117,795	1,143,249	1,155,357	1,150,612	1,142,504	1,155,652	1,159,602	1,136,909	1,160,871	1,133,564	1,126,131	1,088,917	1,093,424	1,130,253	1,150,392	1,123,360	1,129,828	1,112,436	1,136,773	1,168,822	1,172,701	1,205,507	1,202,813	1,198,073	1,202,964	1,211,399	1,213,180	1,203,327	1,202,577	1,202,011	1,194,727	1,188,731	1,206,376	1,201,193	1,195,360	1,183,138	1,186,089	1,184,700	1,186,930	1,168,884	1,162,076	1,126,736	1,131,435	1,171,599	1,161,721	1,142,819	1,138,543	1,135,774	1,132,013	1,142,819	1,130,959	1,120,982	1,116,036	1,100,802	1,099,432	1,088,826	1,082,764	1,070,642	1,057,803	1,046,316	1,049,423	1,055,453	1,054,828	1,050,591	1,048,009	1,036,589	1,040,534	1,039,365	1,044,154	1,053,210	1,044,606	1,056,258	1,055,533	1,063,839	1,056,520	1,047,415	1,052,123	1,037,167	1,027,582	1,025,823	1,017,542	1,007,942	1,000,109	1,038,340	1,046,323	1,047,826	1,048,188	1,045,615	1,033,698	1,035,054	1,028,166	1,029,540	1,027,458	1,012,995	1,007,816	1,005,844	1,000,273	991,469	989,804	984,052	983,968		989,426	991,700	990,381	1,000,000
EATON VANCE Index: Bloomberg Municipal Managed Money 1–7 Year Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Managed Money 1–7 Year Bond Index
Account Value	$ 11,368	11,302	11,384	11,296	11,420	11,350	11,206	11,097	10,982	11,052	11,145	11,178	11,177	11,223	11,062	10,665	10,672	10,852	10,924	10,897	10,823	10,931	10,998	10,791	11,011	10,804	10,765	10,487	10,500	10,777	10,963	10,774	10,798	10,634	10,798	11,038	11,073	11,328	11,315	11,294	11,324	11,377	11,387	11,321	11,325	11,329	11,286	11,250	11,366	11,349	11,330	11,272	11,301	11,284	11,302	11,206	11,212	10,912	10,908	11,086	11,037	10,920	10,892	10,871	10,821	10,905	10,855	10,773	10,724	10,621	10,624	10,563	10,521	10,433	10,337	10,254	10,272	10,325	10,331	10,298	10,266	10,179	10,218	10,224	10,247	10,272	10,225	10,341	10,345	10,419	10,368	10,304	10,346	10,254	10,191	10,189	10,122	10,029	9,978	10,226	10,267	10,304	10,311	10,279	10,200	10,221	10,176	10,215	10,182	10,075	10,062	10,075	10,033	9,977	9,966	9,918	9,896		9,924	9,937	9,938	10,000
EATON VANCE Index: Bloomberg 5 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 5 Year Municipal Bond Index
Account Value	$ 11,703	11,629	11,716	11,629	11,751	11,669	11,520	11,404	11,285	11,358	11,452	11,466	11,458	11,495	11,322	10,909	10,925	11,110	11,186	11,152	11,074	11,182	11,233	11,024	11,243	11,020	10,970	10,670	10,694	11,002	11,192	10,992	11,026	10,857	11,039	11,305	11,350	11,632	11,617	11,593	11,628	11,681	11,688	11,612	11,610	11,609	11,557	11,505	11,631	11,592	11,551	11,480	11,503	11,485	11,490	11,358	11,299	10,987	10,999	11,317	11,250	11,115	11,081	11,058	11,002	11,096	11,033	10,942	10,882	10,766	10,763	10,689	10,637	10,541	10,439	10,357	10,377	10,435	10,438	10,397	10,370	10,268	10,308	10,312	10,342	10,366	10,319	10,437	10,440	10,513	10,446	10,369	10,414	10,312	10,242	10,239	10,156	10,051	10,001	10,276	10,322	10,363	10,363	10,324	10,235	10,256	10,206	10,245	10,206	10,090	10,070	10,081	10,024	9,964	9,961	9,909	9,882		9,915	9,926	9,933	10,000
EATON VANCE Index: Bloomberg Municipal Managed Money 1–7 Year Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Managed Money 1–7 Year Bond Index
Account Value	$ 11,368	11,302	11,384	11,296	11,420	11,350	11,206	11,097	10,982	11,052	11,145	11,178	11,177	11,223	11,062	10,665	10,672	10,852	10,924	10,897	10,823	10,931	10,998	10,791	11,011	10,804	10,765	10,487	10,500	10,777	10,963	10,774	10,798	10,634	10,798	11,038	11,073	11,328	11,315	11,294	11,324	11,377	11,387	11,321	11,325	11,329	11,286	11,250	11,366	11,349	11,330	11,272	11,301	11,284	11,302	11,206	11,212	10,912	10,908	11,086	11,037	10,920	10,892	10,871	10,821	10,905	10,855	10,773	10,724	10,621	10,624	10,563	10,521	10,433	10,337	10,254	10,272	10,325	10,331	10,298	10,266	10,179	10,218	10,224	10,247	10,272	10,225	10,341	10,345	10,419	10,368	10,304	10,346	10,254	10,191	10,189	10,122	10,029	9,978	10,226	10,267	10,304	10,311	10,279	10,200	10,221	10,176	10,215	10,182	10,075	10,062	10,075	10,033	9,977	9,966	9,918	9,896		9,924	9,937	9,938	10,000
EATON VANCE Index: Bloomberg 5 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 5 Year Municipal Bond Index
Account Value	$ 11,703	11,629	11,716	11,629	11,751	11,669	11,520	11,404	11,285	11,358	11,452	11,466	11,458	11,495	11,322	10,909	10,925	11,110	11,186	11,152	11,074	11,182	11,233	11,024	11,243	11,020	10,970	10,670	10,694	11,002	11,192	10,992	11,026	10,857	11,039	11,305	11,350	11,632	11,617	11,593	11,628	11,681	11,688	11,612	11,610	11,609	11,557	11,505	11,631	11,592	11,551	11,480	11,503	11,485	11,490	11,358	11,299	10,987	10,999	11,317	11,250	11,115	11,081	11,058	11,002	11,096	11,033	10,942	10,882	10,766	10,763	10,689	10,637	10,541	10,439	10,357	10,377	10,435	10,438	10,397	10,370	10,268	10,308	10,312	10,342	10,366	10,319	10,437	10,440	10,513	10,446	10,369	10,414	10,312	10,242	10,239	10,156	10,051	10,001	10,276	10,322	10,363	10,363	10,324	10,235	10,256	10,206	10,245	10,206	10,090	10,070	10,081	10,024	9,964	9,961	9,909	9,882		9,915	9,926	9,933	10,000
EATON VANCE Index: Bloomberg Municipal Managed Money 1–7 Year Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Managed Money 1–7 Year Bond Index
Account Value	$ 1,136,816	1,130,188	1,138,370	1,129,609	1,141,979	1,135,015	1,120,560	1,109,676	1,098,162	1,105,235	1,114,531	1,117,778	1,117,722	1,122,308	1,106,180	1,066,529	1,067,151	1,085,172	1,092,398	1,089,697	1,082,344	1,093,105	1,099,819	1,079,125	1,101,059	1,080,435	1,076,515	1,048,663	1,050,030	1,077,723	1,096,260	1,077,402	1,079,819	1,063,447	1,079,839	1,103,838	1,107,334	1,132,764	1,131,490	1,129,401	1,132,393	1,137,691	1,138,733	1,132,087	1,132,489	1,132,900	1,128,624	1,125,020	1,136,577	1,134,893	1,133,035	1,127,219	1,130,055	1,128,385	1,130,233	1,120,605	1,121,231	1,091,226	1,090,787	1,108,563	1,103,685	1,092,009	1,089,181	1,087,070	1,082,109	1,090,529	1,085,454	1,077,263	1,072,393	1,062,114	1,062,377	1,056,349	1,052,143	1,043,324	1,033,720	1,025,392	1,027,227	1,032,536	1,033,116	1,029,847	1,026,575	1,017,933	1,021,843	1,022,421	1,024,687	1,027,157	1,022,528	1,034,089	1,034,529	1,041,856	1,036,826	1,030,352	1,034,617	1,025,388	1,019,081	1,018,904	1,012,201	1,002,940	997,779	1,022,601	1,026,685	1,030,442	1,031,134	1,027,935	1,019,970	1,022,129	1,017,642	1,021,530	1,018,245	1,007,521	1,006,157	1,007,489	1,003,321	997,673	996,642	991,815	989,592		992,445	993,655	993,821	1,000,000
EATON VANCE Index: Bloomberg 5 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 5 Year Municipal Bond Index
Account Value	$ 1,170,325	$ 1,162,881	$ 1,171,557	$ 1,162,880	$ 1,175,072	$ 1,166,896	$ 1,152,045	$ 1,140,355	$ 1,128,477	$ 1,135,828	$ 1,145,187	$ 1,146,550	$ 1,145,824	$ 1,149,472	$ 1,132,157	$ 1,090,883	$ 1,092,481	$ 1,111,048	$ 1,118,594	$ 1,115,168	$ 1,107,399	$ 1,118,185	$ 1,123,262	$ 1,102,408	$ 1,124,252	$ 1,102,001	$ 1,097,019	$ 1,067,017	$ 1,069,401	$ 1,100,223	$ 1,119,169	$ 1,099,212	$ 1,102,617	$ 1,085,684	$ 1,103,890	$ 1,130,488	$ 1,134,993	$ 1,163,200	$ 1,161,664	$ 1,159,341	$ 1,162,754	$ 1,168,080	$ 1,168,791	$ 1,161,210	$ 1,160,980	$ 1,160,890	$ 1,155,692	$ 1,150,546	$ 1,163,068	$ 1,159,237	$ 1,155,108	$ 1,147,987	$ 1,150,333	$ 1,148,504	$ 1,148,972	$ 1,135,765	$ 1,129,882	$ 1,098,653	$ 1,099,934	$ 1,131,746	$ 1,125,037	$ 1,111,508	$ 1,108,078	$ 1,105,788	$ 1,100,157	$ 1,109,590	$ 1,103,289	$ 1,094,199	$ 1,088,207	$ 1,076,619	$ 1,076,336	$ 1,068,863	$ 1,063,680	$ 1,054,111	$ 1,043,942	$ 1,035,698	$ 1,037,710	$ 1,043,464	$ 1,043,844	$ 1,039,747	$ 1,036,966	$ 1,026,807	$ 1,030,775	$ 1,031,156	$ 1,034,234	$ 1,036,644	$ 1,031,899	$ 1,043,693	$ 1,043,973	$ 1,051,259	$ 1,044,616	$ 1,036,943	$ 1,041,435	$ 1,031,232	$ 1,024,158	$ 1,023,891	$ 1,015,589	$ 1,005,070	$ 1,000,110	$ 1,027,649	$ 1,032,243	$ 1,036,326	$ 1,036,337	$ 1,032,440	$ 1,023,468	$ 1,025,595	$ 1,020,589	$ 1,024,522	$ 1,020,619	$ 1,009,035	$ 1,007,045	$ 1,008,050	$ 1,002,420	$ 996,360	$ 996,114	$ 990,904	$ 988,152		$ 991,523	$ 992,563	$ 993,260	$ 1,000,000